IXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES

   Supplement dated July 31, 2006 to IXIS Cash Management Trust - Money Market Series Statement of Additional Information dated September 1, 2005, as may be revised and supplemented from time to time

          (This supplement replaces the supplement dated July 21, 2006)

Effective May 1, 2006, Russell L. Kane succeeded Kristin S. Vigneaux as the Chief Compliance Officer for Mutual Funds. Accordingly, the table following the second paragraph in the section "Management of the Trust" is revised to delete all references to Kristin S. Vigneaux and to add the following:

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Officers of the Trust
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Name and Date of Birth      Position(s) Held   Term of Office and   Principal Occupation(s) During Past 5 Years
                            with the Trust     Length of Time
                                               Served
----------------------------------------------------------------------------------------------------------------------------

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
Russell L. Kane                   Chief        Chief Compliance     Chief Compliance Officer for Mutual Funds, Vice
(7/23/69)                       Compliance     Officer, since May   President, Associate General Counsel, Assistant
                                 Officer;      2006; Assistant      Secretary and Assistant Clerk, IXIS Asset Management
                                Assistant      Secretary since      Distributors, L.P. and IXIS Asset Management Advisors,
                                Secretary      June 2004            L.P.; Vice President, Associate General Counsel,
                                                                    Assistant Secretary and Assistant Clerk, IXIS Asset
                                                                    Management Distribution Corporation; formerly, Senior
                                                                    Counsel, Columbia Management Group.
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

Effective July 1, 2006, Edward A. Benjamin became Chairman of the Contract Review and Governance Committee (the "Committee") succeeding Kenneth J. Cowan, who remains as a member of the Committee. Accordingly, the table after paragraph two in the section "Management of the Trusts" and the listing of committee membership of the Trustees after paragraph three in the sub-section "Standing Board Committees" are revised as follows with regard to Messrs. Benjamin and
Cowan:

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Name and Date of Birth           Position(s) Held with the      Principal Occupation(s)     Number of Portfolios in Fund
                                 Trust, Length of Time          During Past 5 Years**       Complex Overseen***
                                 Served and Term of Office*                                  and Other Directorships Held
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INDEPENDENT TRUSTEES
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
Edward A. Benjamin               Trustee, since 2003            Retired                                   38
(5/30/38)
                                 Chairman of the Contract                                     Director, Precision Optics
                                 Review and Governance                                            Corporation (optics
                                 Committee                                                           manufacturer)

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

----------------------------------------------------------------------------------------------------------------------------
Name and Date of Birth           Position(s) Held with the      Principal Occupation(s)     Number of Portfolios in Fund
                                 Trust, Length of Time          During Past 5 Years**       Complex Overseen***
                                 Served and Term of Office*                                  and Other Directorships Held
----------------------------------------------------------------------------------------------------------------------------
Kenneth J. Cowan                 Trustee, since 1993            Retired                                   38
(4/5/32)
                                 Contract Review and                                                     None
                                 Governance Committee Member

                                 (formerly, Co-Chairman of
                                 the Board, August 2004 -
                                 November 2005)

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

The current membership of each committee is as follows:

     Audit Committee                   Contract Review and Governance Committee
     Daniel M. Cain - Chairman         Edward A. Benjamin- Chairman
     John A. Shane                     Graham T. Allison, Jr.
     Cynthia L. Walker                 Charles D. Baker
                                       Paul G. Chenault
                                       Kenneth J. Cowan
                                       Richard Darman

As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.

                                                                      SP310-0706